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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21338

         AGIC Convertible & Income Fund II (Formerly: Nicholas-Applegate
                          Convertible & Income Fund II
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: February 28

          Date of reporting period: July 1, 2009 through June 30, 2010
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ITEM 1. PROXY VOTING RECORD
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21338
Reporting Period: 07/01/2009 - 06/30/2010
AGIC Convertible & Income Fund  II









=============== AGIC CONVERTIBLE & INCOME FUND  II (FORMERLY:
NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND  II)
===============


FIFTH THIRD BANCORP

Ticker:       FITB           Security ID:  316773100
Meeting Date: APR 20, 2010   Meeting Type: Annual
Record Date:  MAR 1, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adoption of Majority Vote for Election  For       For          Management
      of Directors
2     Elimination of Cumulative Voting        For       For          Management

========== END NPX REPORT
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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AGIC Convertible & Income Fund II (Formerly: Nicholas-Applegate
              Convertible & Income Fund II


By (Signature and Title)*: /s/ Brian Shlissel
                           --------------------------------------------
                           Name: Brian Shlissel
                           Title: President and Chief Executive Officer

Date: September 1, 2010

* Print the name and title of each signing officer under his or her signature.